INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Opening balance	$ (10)	$ (5)
Net income statement movement	(9)	(5)
Acquired in business combinations
Closing balance	(19)	(10)
Intangible assets
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Opening balance	(2)	(4)
Net income statement movement	2	2
Acquired in business combinations	(7)
Closing balance	(7)	(2)
Trade receivables
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Opening balance	2	2
Net income statement movement	1
Acquired in business combinations
Closing balance	3	2
Provisions
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Opening balance	1	1
Net income statement movement
Acquired in business combinations
Closing balance	1	1
Accounts payable
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Opening balance	1	1
Net income statement movement
Acquired in business combinations
Closing balance	1	1
Other
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Opening balance	2
Net income statement movement	(2)	2
Acquired in business combinations
Closing balance		2
Net deferred tax positions
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Opening balance	(6)	(5)
Net income statement movement	(8)	(1)
Acquired in business combinations	(7)
Closing balance	$ (21)	$ (6)